Other Non-Current Assets - Additional Information (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Other Non Current Assets [line items]
Other receivables	£ 87	£ 96
Total financial assets	11,086	12,869
Carbon based receivables	7	7
Other non current receivables
Disclosure Of Other Non Current Assets [line items]
Total financial assets	36	27
Other non current receivables | Derivatives designated and effective as hedging instruments
Disclosure Of Other Non Current Assets [line items]
Total financial assets	31	18
Other non current receivables | Remaining balance
Disclosure Of Other Non Current Assets [line items]
Total financial assets	£ 5	£ 9